Other Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Other Revenue [Abstract]
Schedule of Other Revenue

	For the year ended March 31
Particulars	2024	2025	2026
Other travel services - car and rail booking	18,608	49,877	51,120
Marketing alliances - advertising and brand alliance	18,595	25,405	28,137
Ancillary services	14,258	19,143	43,937
Miscellaneous revenue	1,582	2,610	2,515
Total	53,043	97,035	125,709